Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
Statement Of Financial Position [Abstract]
Class A Preferred Shares, par value	$ 0.0005
Class A Preferred Shares, shares authorized	16,000,000
Class A Preferred Shares, shares issued	5,689,506	7,264,503
Class A Preferred Shares, shares outstanding	5,689,506
Class A Preferred Shares, liquidation preference	$ 5,689,506	$ 5,689,506
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	83,109,978
Common stock, shares issued	83,109,978	83,109,978
Common stock, shares outstanding	83,109,978		12,927,888